Related Party Transactions (Details) - USD ($)					1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 28, 2021	Feb. 23, 2021	Dec. 31, 2020	Dec. 31, 2020	Feb. 23, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Feb. 26, 2021
Related Party Transactions (Details) [Line Items]
Sponsor paid				$ 25,000
Price per share (in Dollars per share)				$ 0.003
Shares issued (in Shares)		8,625,000			8,625,000
Business combination, description				The initial shareholders have agreed not to transfer, assign or sell any of the founder shares (except to certain permitted transferees as described below) until the earlier of (i) one year after the date of the completion of the initial Business Combination or earlier if, subsequent to the initial Business Combination, the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (ii) the Company consummates a subsequent liquidation, merger, capital stock exchange or other similar transaction which results in all of the shareholders having the right to exchange their ordinary shares for cash, securities or other property.		The initial shareholders have agreed not to transfer, assign or sell any of the founder shares (except to certain permitted transferees) until the earlier of (i) one year after the date of the completion of the initial Business Combination or earlier if, subsequent to the initial Business Combination, the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (ii) the Company consummates a subsequent liquidation, merger, capital share exchange or other similar transaction which results in all of the shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Working capital loan			$ 1,500,000	$ 1,500,000		$ 1,500,000		$ 1,500,000
Warrant price per share (in Dollars per share)				$ 1		$ 1		$ 1
Office space monthly rent						$ 10,000		$ 10,000
Service fee expense				$ 10,000		$ 30,000	$ 20,000	$ 100,000
Percentage Of Common Stock Shares Outstanding Owned By The Initial Shareholders			20.00%	20.00%
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Founder Shares (in Shares)	75,000			7,187,500
Debt instrument face value			$ 250,000	$ 250,000
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Founder Shares (in Shares)	75,000			7,187,500
IPO [Member]
Related Party Transactions (Details) [Line Items]
Sponsor loan expenses			$ 250,000	$ 250,000
Borrowings amount									$ 144,890
Value of repaid									$ 144,890
Class B Ordinary Share [Member]
Related Party Transactions (Details) [Line Items]
Consideration for ordinary shares (in Shares)				7,187,500
Common stock par value (in Dollars per share)			$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001
Shares issued (in Shares)		8,625,000	8,625,000	8,625,000	8,625,000	8,625,000
Founder Shares (in Shares)					1,125,000
Class B Ordinary Share [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Founder Shares (in Shares)		1,125,000		1,125,000	1,125,000